February 15, 2012

John Grzeskiewicz

Senior Counsel

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-4720

Re:

Satuit Capital Management Trust (the “Trust”)
SEC File Numbers: 333-45040, 811-10103

Dear Mr. Grzeskiewicz:

On behalf of the Trust and its series, Satuit Capital U.S. Small Cap Fund (“Small Cap Fund”) and Satuit Capital U.S. SMID Cap Fund (“SMID Fund” and together with Small Cap Fund, the “Funds”) this letter is a partial response to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) provided by telephone on January 9, 2012 (the “Comments”), regarding the Funds’ initial registration statement on Form N-1A to register common shares of beneficial interest of the Funds filed on November 21, 2011 (the “Registration Statement”).  Fund counsel, Blank Rome LLP, is delivering a letter coinciding with this letter, which comprehensively responds to the Comments.

Each Fund hereby acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.  Each Fund further acknowledges that the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve each Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing.  Moreover, the Funds will not assert the affirmative action by the Commission to declare the Funds’ registration statement effective as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

/s/ Robert J. Sullivan

Robert J. Sullivan

President and Chief Executive Officer

www.BlankRome.com

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